CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,273,349	$ 348,406	¥ 1,803,117
Restricted cash	2,401	368	874
Term deposit	5,000	766
Accounts receivable (net of allowance of nil and nil as of December 31, 2019 and 2020, respectively)	298,038	45,676	188,940
Amounts due from related parties (net of allowance of nil and nil as of December 31, 2019 and 2020, respectively)	860,213	131,833	1,421,170
Inventories, net	1,217,537	186,596	893,806
Short-term investments	18,430	2,825	17,187
Prepaid expenses and other current assets	152,898	23,433	67,358
Total current assets	4,827,866	739,903	4,392,452
Property, plant and equipment, net	124,619	19,099	64,350
Intangible assets, net	145,213	22,255	85,753
Long-term investments	443,986	68,044	406,099
Deferred tax assets	120,190	18,420	102,649
Operating lease right-of-use assets	151,165	23,167	108,682
Goodwill	62,515	9,581	5,930
Other non-current assets	28,165	4,316	8,828
Total assets	5,903,719	904,785	5,174,743
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB1,996,010 and RMB1,945,731 as of December 31, 2019 and 2020, respectively)	1,951,335	299,055	1,999,951
Advance from customers (including advance from customers of the consolidated VIEs without recourse to the Group of RMB44,380 and RMB41,312 as of December 31, 2019 and 2020, respectively)	42,502	6,514	44,793
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Group of RMB14,769 and RMB892 as of December 31, 2019 and 2020, respectively)	11,185	1,714	14,769
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB236,708 and RMB175,747 as of December 31, 2019 and 2020, respectively)	252,275	38,663	352,249
Income tax payables of the consolidated VIEs without recourse to the Group	27,706	4,246	67,854
Notes payable of the consolidated VIEs without recourse to the Group			2,184
Short-term bank borrowings of the consolidated VIEs without recourse to the Group	504,671	77,344
Total current liabilities	2,789,674	427,536	2,481,800
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB5,399 and RMB17,171 as of December 31, 2019 and 2020, respectively)	22,374	3,429	5,399
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of RMB113,596 and RMB183,920 as of December 31, 2019 and 2020, respectively)	185,168	28,378	113,596
Long-term borrowing of the consolidated VIEs without recourse to the Group	60,000	9,195
Noncurrent operating lease liabilities (including Noncurrent operating lease liabilities of the consolidated VIEs without recourse to the Group of RMB 64,300 and RMB48,650 as of December 31, 2019 and 2020, respectively)	116,245	17,815	76,360
Total liabilities	3,173,461	486,353	2,677,155
Equity
Additional paid-in capital	1,552,109	237,871	1,478,902
Accumulated retained earnings	1,133,368	173,696	910,612
Accumulated other comprehensive income	44,624	6,841	111,081
Total Zepp Health Corporation shareholders' equity	2,730,258	418,432	2,500,750
Noncontrolling interest			(3,162)
Total equity	2,730,258	418,432	2,497,588
Total liabilities and equity	5,903,719	904,785	5,174,743
Class A Ordinary Shares
Equity
Ordinary shares	81	12	57
Class B Ordinary Shares
Equity
Ordinary shares	¥ 76	$ 12	¥ 98